Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Covista Retirement Plan (the "Plan")
Fair Value Measurements
Schedule of plan's investments at fair value on a recurring basis

As of December 31, 2025	Level 1	Level 2	Level 3	Total
Money Market and Mutual Funds	$260,503,027	$—	$—	$260,503,027
Collective Trusts	—	401,652,649	—	401,652,649
Employer Common Stock	9,908,025	—	—	9,908,025
Total	$270,411,052	$401,652,649	$—	$672,063,701

As of December 31, 2024	Level 1	Level 2	Level 3	Total
Money Market and Mutual Funds	$233,661,656	$—	$—	$233,661,656
Collective Trusts	—	335,274,580	—	335,274,580
Employer Common Stock	9,585,090	—	—	9,585,090
Total	$243,246,746	$335,274,580	$—	$578,521,326